Segments - Operating segments Data (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues third party	$ 105,828	$ 102,502	$ 106,848
Net income/(loss) from equity accounted investments	18	49	(1)
Other income	616
Total revenues and other income	106,462	103,774	107,174
Purchases [net of inventory variation]	(55,164)	(50,040)	(48,175)
Operating, selling, general and administrative expenses	(12,778)	(11,786)	(11,800)
Depreciation and amortisation	(9,838)	(9,684)	(9,373)
Net impairment (losses)/reversals	(2,481)	(151)	(1,260)
Exploration expenses	(849)	(1,185)	(795)
Total operating expenses	(81,109)	(72,846)	(71,404)
Net operating income/(loss)	25,352	30,927	35,770
Additions to PP&E, intangibles and equity accounted investments	20,892	16,695	14,500
Balance sheet information
Equity accounted investments	8,504	2,471	2,508
Total non-current assets	92,787	77,946	81,525
REN
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments	2,837	2,153
Segments
Disclosure of operating segments [line items]
Net income/(loss) from equity accounted investments		49	(1)
Other income		1,223	327
Balance sheet information
Non-current segment assets	67,192	61,214	64,530
Segments | E&P Norway
Disclosure of operating segments [line items]
Revenues third party	307	239	230
Net income/(loss) from equity accounted investments	0	0	0
Other income	524	108	111
Total revenues and other income	34,392	33,643	38,340
Purchases [net of inventory variation]	0	0	0
Operating, selling, general and administrative expenses	(3,834)	(3,612)	(3,759)
Depreciation and amortisation	(5,697)	(4,890)	(4,429)
Net impairment (losses)/reversals	(173)	(64)	(588)
Exploration expenses	(567)	(513)	(476)
Total operating expenses	(10,271)	(9,078)	(9,253)
Net operating income/(loss)	24,121	24,564	29,087
Additions to PP&E, intangibles and equity accounted investments	7,366	6,285	5,939
Balance sheet information
Equity accounted investments	4	4	3
Non-current segment assets	32,170	26,695	28,915
Segments | E&P International
Disclosure of operating segments [line items]
Revenues third party	579	635	993
Net income/(loss) from equity accounted investments	0	13	28
Other income	67	804	1
Total revenues and other income	5,102	7,343	7,032
Purchases [net of inventory variation]	(25)	85	(70)
Operating, selling, general and administrative expenses	(2,217)	(2,123)	(2,176)
Depreciation and amortisation	(1,318)	(2,064)	(2,123)
Net impairment (losses)/reversals	(851)	0	(310)
Exploration expenses	(222)	(496)	(20)
Total operating expenses	(4,633)	(4,597)	(4,700)
Net operating income/(loss)	470	2,746	2,332
Additions to PP&E, intangibles and equity accounted investments	8,224	3,191	4,376
Balance sheet information
Equity accounted investments	5,574	0	0
Non-current segment assets	13,644	14,662	17,977
Segments | E&P USA
Disclosure of operating segments [line items]
Revenues third party	235	263	277
Net income/(loss) from equity accounted investments	0	0	0
Other income	8	30	32
Total revenues and other income	4,296	3,957	4,319
Purchases [net of inventory variation]	0	0	0
Operating, selling, general and administrative expenses	(1,477)	(1,142)	(1,178)
Depreciation and amortisation	(1,705)	(1,607)	(1,779)
Net impairment (losses)/reversals	(385)	0	290
Exploration expenses	(60)	(176)	(299)
Total operating expenses	(3,628)	(2,925)	(2,966)
Net operating income/(loss)	668	1,031	1,353
Additions to PP&E, intangibles and equity accounted investments	1,199	3,862	1,206
Balance sheet information
Equity accounted investments	0	0	0
Non-current segment assets	11,825	12,490	11,049
Segments | MMP
Disclosure of operating segments [line items]
Revenues third party	104,540	101,208	105,242
Net income/(loss) from equity accounted investments	(61)	(59)	12
Other income	2	136	23
Total revenues and other income	104,769	101,792	105,908
Purchases [net of inventory variation]	(97,243)	(92,789)	(95,769)
Operating, selling, general and administrative expenses	(5,190)	(4,919)	(4,916)
Depreciation and amortisation	(919)	(949)	(897)
Net impairment (losses)/reversals	283	191	(343)
Exploration expenses	0	0	0
Total operating expenses	(103,069)	(98,466)	(101,925)
Net operating income/(loss)	1,700	3,326	3,984
Additions to PP&E, intangibles and equity accounted investments	1,142	953	844
Balance sheet information
Equity accounted investments	693	768	783
Non-current segment assets	3,899	3,259	3,997
Segments | REN
Disclosure of operating segments [line items]
Revenues third party	73	72	20
Net income/(loss) from equity accounted investments	99	100	(33)
Other income	(10)	124	18
Total revenues and other income	192	317	17
Purchases [net of inventory variation]	(8)	0	0
Operating, selling, general and administrative expenses	(396)	(687)	(462)
Depreciation and amortisation	(47)	(34)	(12)
Net impairment (losses)/reversals	(1,355)	(271)	(300)
Exploration expenses	0	0	0
Total operating expenses	(1,806)	(993)	(774)
Net operating income/(loss)	(1,614)	(676)	(757)
Additions to PP&E, intangibles and equity accounted investments	2,837	2,153	2,007
Balance sheet information
Equity accounted investments	2,039	1,530	1,665
Non-current segment assets	4,772	3,138	1,575
Segments | Other
Disclosure of operating segments [line items]
Revenues third party	94	86	85
Net income/(loss) from equity accounted investments	(19)	(6)	(8)
Other income	25	21	142
Total revenues and other income	132	133	253
Purchases [net of inventory variation]	(1)	0	(1)
Operating, selling, general and administrative expenses	(199)	(44)	(201)
Depreciation and amortisation	(151)	(140)	(133)
Net impairment (losses)/reversals	0	(7)	(10)
Exploration expenses	0	0	0
Total operating expenses	(351)	(193)	(345)
Net operating income/(loss)	(219)	(60)	(92)
Additions to PP&E, intangibles and equity accounted investments	124	250	128
Balance sheet information
Equity accounted investments	193	168	57
Non-current segment assets	881	971	1,018
Eliminations
Disclosure of operating segments [line items]
Revenues third party	0	(1)	0
Revenues and other income inter-segment	42,421	43,409	48,695
Net income/(loss) from equity accounted investments	0	0	0
Other income	0	0	0
Total revenues and other income	(42,421)	(43,410)	(48,695)
Purchases [net of inventory variation]	42,112	42,664	47,665
Operating, selling, general and administrative expenses	536	742	893
Depreciation and amortisation	0	0	0
Net impairment (losses)/reversals	0	0	0
Exploration expenses	0	0	0
Total operating expenses	42,648	43,406	48,558
Net operating income/(loss)	227	(4)	(137)
Additions to PP&E, intangibles and equity accounted investments	0	0	0
Balance sheet information
Non-current segment assets	0	0	0
Eliminations | E&P Norway
Disclosure of operating segments [line items]
Revenues and other income inter-segment	33,561	33,296	37,999
Eliminations | E&P International
Disclosure of operating segments [line items]
Revenues and other income inter-segment	4,456	5,891	6,009
Eliminations | E&P USA
Disclosure of operating segments [line items]
Revenues and other income inter-segment	4,053	3,664	4,009
Eliminations | MMP
Disclosure of operating segments [line items]
Revenues and other income inter-segment	288	507	633
Eliminations | REN
Disclosure of operating segments [line items]
Revenues and other income inter-segment	31	20	12
Eliminations | Other
Disclosure of operating segments [line items]
Revenues and other income inter-segment	33	32	33
Eliminations
Balance sheet information
Equity accounted investments	0	2	0
Unallocated amounts
Balance sheet information
Total non-current assets	$ 17,092	$ 14,261	$ 14,487